Income and expenses - Sale by Geographical Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Sales by Geographical Area
Sales	$ 1,335,121	$ 1,643,939	$ 1,650,034
Spain
Sales by Geographical Area
Sales	104,783	169,541	169,390
Germany
Sales by Geographical Area
Sales	186,808	282,200	276,333
LUXEMBOURG
Sales by Geographical Area
Sales	114,446	745	46
Other EU Countries
Sales by Geographical Area
Sales	215,047	210,977	199,743
USA
Sales by Geographical Area
Sales	534,870	573,636	670,854
Rest of World
Sales by Geographical Area
Sales	$ 179,167	$ 406,840	$ 333,668